T. ROWE PRICE
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International Funds-Foreign Bond Funds
     T. Rowe Price International Bond Fund

 Supplement to prospectus dated May 1, 2001
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 Table 2 on page 5 of the prospectus is amended as follows to reflect the correct benchmark name:

 Table 2  Average Annual Total Returns
                                                 Periods ended
                                               December 31, 2000
                                                       Shorter of 10 years
                                      1 year  5 years  or since inception    Inception date
 -------------------------------------
  International Bond Fund             -3.13%   1.27%          6.17%             9/10/86
  J.P. Morgan Non-U.S. Dollar
  Government Bond Index               -2.47    1.86           6.51
  Lipper International Income Funds    1.46    3.33           4.93
  Average
 -------------------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.
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 The date of this supplement is July 30, 2001.
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 C02-041 7/30/01